Expense Example, No Redemption - Retail Class - Transamerica Sustainable Bond	A 1 year	A 3 years	C 1 year	C 3 years	I 1 year	I 3 years	R6 1 year	R6 3 years
USD ($)	553	950	158	727	51	437	46	413